STOCKHOLDERS' EQUITY (Details - Schedule of activity of warrants) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2022	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion of Stock, Shares Issued	710
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at the beginning of the year			147,591	1,376,466	1,587,553
Weighted average exercise price, Outstanding beginning balance			$ 8.63	$ 8.18
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			7 months 6 days	9 months 18 days	1 year 10 months 24 days	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instrument Other than Option, Nonvested, Intrinsic Value, Beginning Balance
Number of warrants, Warrants expired, forfeited, cancelled or exercised		(1,228,875)	(67,500)	(1,228,875)	(232,517)
[custom:WarrantsExpiredForfeitedCancelledOrExercised]			$ 0
Conversion of Stock, Shares Issued			0	0	21,430
[custom:WarrantsExchangedForCommonStockWeightedAverageExercisePrice]			$ 0	$ 0	$ 7.70
Outstanding at the ending of the year		147,591	80,091	147,591	1,376,466	1,587,553
Weighted average exercise price, Outstanding ending balance		$ 8.63	$ 8.53	$ 8.63	$ 8.18
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instrument Other than Option, Nonvested, Intrinsic Value, Ending Balance
Exercisable at end of period		147,591	80,091	147,591	1,376,466
Weighted average exercise price, Exercisable at end of period		$ 8.63	$ 8.53	$ 8.63	$ 8.18
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			7 months 6 days	9 months 18 days	1 year 10 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value		$ 0		$ 0	$ 0